Components of Other Comprehensive Income - Summary of Changes in Other Comprehensive Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 108,537	₱ 113,898	₱ 134,668
Other comprehensive income (loss)	2,186	(2,454)	(9,907)
Ending balance	111,183	108,537	113,898
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	608	524	489
Other comprehensive income (loss)	(25)	84	35
Ending balance	583	608	524
Net gains (losses) on available-for-sale financial investments - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	936	76	8,211
Other comprehensive income (loss)	3,364	860	(8,135)
Ending balance	4,300	936	76
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	7	(3)	(34)
Other comprehensive income (loss)	(376)	10	31
Ending balance	(369)	7	(3)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	619	602	603
Other comprehensive income (loss)	1	17	(1)
Ending balance	620	619	602
Actuarial losses on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(23,376)	(19,805)	(18,207)
Other comprehensive income (loss)	(1,091)	(3,571)	(1,598)
Ending balance	(24,467)	(23,376)	(19,805)
Share of other comprehensive income loss of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	312	404	653
Other comprehensive income (loss)	306	151	(249)
Recycled to retained earnings	(436)	(243)
Ending balance	182	312	404
Total Other Comprehensive Income (Loss) Attributable to Equity Holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(20,894)	(18,202)	(8,285)
Other comprehensive income (loss)	2,179	(2,449)	(9,917)
Recycled to retained earnings	(436)	(243)
Ending balance	(19,151)	(20,894)	(18,202)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	7	12	2
Other comprehensive income (loss)	7	(5)	10
Ending balance	14	7	12
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(20,887)	(18,190)	(8,283)
Other comprehensive income (loss)	2,186	(2,454)	(9,907)
Recycled to retained earnings	(436)	(243)
Ending balance	₱ (19,137)	₱ (20,887)	₱ (18,190)